CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Operating revenue:
Online direct sales	$ 389,620	¥ 2,534,983	¥ 2,770,634	¥ 2,164,393
Services and others	4,911	31,950	5,060
Online direct sales and services income	394,531	2,566,933	2,775,694	2,164,393
Interest and financial services income	375,599	2,443,761	1,373,559	325,601
Loan facilitation and servicing fees	58,235	378,892	54,201	661
Other revenue	29,603	192,603	135,232	34,287
Financial services income	463,437	3,015,256	1,562,992	360,549
Total operating revenue	857,968	5,582,189	4,338,686	2,524,942
Operating cost:
Cost of sales (including cost of goods purchased from a related party of RMB745,412, RMB658,898 and RMB530,605 for the years ended December 31, 2015, 2016 and 2017, respectively)	(404,860)	(2,634,142)	(2,894,025)	(2,309,586)
Funding cost	(121,754)	(792,170)	(491,695)	(168,470)
Processing and servicing cost	(34,415)	(223,916)	(114,323)	(51,057)
Provision for credit losses	(94,043)	(611,869)	(236,611)	(68,287)
Total operating cost	(655,072)	(4,262,097)	(3,736,654)	(2,597,400)
Gross profit	202,896	1,320,092	602,032	(72,458)
Operating expenses:
Sales and marketing expenses	(62,325)	(405,505)	(376,313)	(243,463)
Research and development expenses	(36,164)	(235,292)	(127,317)	(40,441)
General and administrative expenses	(31,298)	(203,635)	(87,364)	(40,962)
Total operating expenses	(129,787)	(844,432)	(590,994)	(324,866)
Interest expense, net	(11,607)	(75,517)	(48,343)	(1,930)
Investment related impairment	(143)	(932)	(5,635)
Change in fair value of financial guarantee derivatives	7,278	47,355	(5,942)
Others, net	4,306	28,013	(10,799)	126
(Loss)/income before income tax expense	72,943	474,579	(59,681)	(399,128)
Income tax benefit/(expense)	(36,000)	(234,227)	(58,258)	88,934
Net (loss)/income	36,943	240,352	(117,939)	(310,194)
Pre-IPO Preferred shares redemption value accretion	(12,621)	(82,117)	(62,299)	(51,524)
Income allocation to participating preferred shares	(20,325)	(132,241)
Deemed dividend to a preferred shareholder | ¥			(42,679)
Net (loss)/income attributable to ordinary shareholders	$ 3,997	¥ 25,994	¥ (222,917)	¥ (361,718)
Net (loss)/income per ordinary share/ADS
Basic (per share) | ¥ / shares		¥ 0.23	¥ (2.01)	¥ (3.27)
Diluted (per share) | ¥ / shares		¥ 0.18	¥ (2.01)	¥ (3.27)
Weighted average number of ordinary shares outstanding
Basic (in shares) | shares	113,620,774	113,620,774	110,647,199	110,647,199
Diluted (in shares) | shares	140,852,401	140,852,401	110,647,199	110,647,199
Share-based compensation expenses included in:
Share-based compensation expenses | ¥		¥ 75,736	¥ 23,999	¥ 14,488
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	$ 909	5,916	1,067	472
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	1,016	6,611	4,009	3,194
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	2,627	17,089	9,068	3,736
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	$ 7,088	¥ 46,120	¥ 9,855	¥ 7,086
Ordinary shares
Net (loss)/income per ordinary share/ADS
Basic (per share) | (per share)	$ 0.04	¥ 0.23	¥ (2.01)	¥ (3.27)
Diluted (per share) | (per share)	0.03	0.18	¥ (2.01)	¥ (3.27)
ADS
Net (loss)/income per ordinary share/ADS
Basic (per share) | (per share)	0.07	0.46
Diluted (per share) | (per share)	$ 0.06	¥ 0.37